Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14
Prospectus Date	rr_ProspectusDate	Mar. 30, 2011
Prudential Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000717819_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14
Prudential Floating Rate Income Fund

Supplement dated June 9, 2011

to the
Prospectus and Statement of Additional Information dated March 30, 2011

PROSPECTUS

1.

Under the caption "SUMMARY SECTION - INVESTMENTS, RISKS AND PERFORMANCE - Principal Investment Strategies, " the second and third sentences of the fourth paragraph are deleted and replaced with the following:

The Fund may invest up to 25% of its total assets in senior loans made to foreign-domiciled borrowers and other foreign securities, including securities of issuers located in emerging market countries, which may be denominated in U.S. dollars or non-U.S. currencies.